Related party transactions - Corporation's equity in Evertec (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Related Party Transaction [Line Items]
Carrying value of equity method Investment	$ 250,467	$ 237,081
EVERTEC Inc.
Related Party Transaction [Line Items]
Carrying value of equity method Investment	$ 86,158	$ 73,534